Consolidated Balance Sheet - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Current assets
Cash and cash equivalents	$ 15,613	$ 15,871
Trade and other receivables	3,462	3,096
Other financial assets	87	200
Inventories	3,840	3,764
Assets held for sale		11,939
Current tax assets	124	106
Other	247	154
Total current assets	23,373	35,130
Non-current assets
Trade and other receivables	313	180
Other financial assets	1,303	999
Inventories	768	1,141
Property, plant and equipment	68,041	67,182
Intangible assets	675	778
Investments accounted for using the equity method	2,569	2,473
Deferred tax assets	3,764	4,041
Other	55	69
Total non-current assets	77,488	76,863
Total assets	100,861	111,993
Current liabilities
Trade and other payables	6,717	5,977
Interest bearing liabilities	1,661	2,736
Liabilities held for sale		1,222
Other financial liabilities	127	138
Current tax payable	1,546	1,773
Provisions	2,175	2,025
Deferred income	113	118
Total current liabilities	12,339	13,989
Non-current liabilities
Trade and other payables	5	3
Interest bearing liabilities	23,167	24,069
Other financial liabilities	896	1,093
Non-current tax payable	187	137
Deferred tax liabilities	3,234	3,472
Provisions	8,928	8,223
Deferred income	281	337
Total non-current liabilities	36,698	37,334
Total liabilities	49,037	51,323
Net assets	51,824	60,670
EQUITY
Treasury shares	(32)	(5)
Reserves	2,285	2,290
Retained earnings	42,819	51,064
Total equity attributable to BHP shareholders	47,240	55,592
Non-controlling interests	4,584	5,078
Total equity	51,824	60,670
BHP Group Limited [member]
EQUITY
Share capital	1,111	1,186
BHP Group Plc [member]
EQUITY
Share capital	$ 1,057	$ 1,057